Expense Example {- Fidelity Series High Income Fund} - 04.30 Fidelity Series High Income Fund Series PRO-08 - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none